The Company and Summary of Significant Accounting Policies and Estimates (Tables)	9 Months Ended
Sep. 30, 2013
The Company and Summary of Significant Accounting Policies and Estimates
Schedule of changes in allowance for doubtful accounts

 Below is a summary of the changes in allowance for doubtful accounts for 2011, 2012 and the nine months ended September 30, 2013 (in thousands):

	Balance at Beginning of Period	Provision, net of Recoveries	Write-offs	Balance at End of Period
Year ended December 31, 2010	$110	$206	$(234)	$82
Year ended December 31, 2011	82	321	(178)	225
Year ended December 31, 2012	225	362	(251)	336
Nine months ended September 30, 2013 (unaudited)	336	399	(407)	328